united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares						Value
	UNAFFILIATED TRADING COMPANIES - 3.3%
16,344	ISAM Systematic Program Class ISAM (a,b) *					$ 2,995,386
70,786	Winton Diversified Trading Program Class WNTN (a,b) *					13,198,834
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $15,990,816)					16,194,220
Principal Amount ($)					Maturity
	STRUCTURED NOTE - 5.0%
$ 98,600	Barclays Bank PLC Linked Note (a,b) * (Cost - $12,444,990)				1/28/2017	24,609,293
				Yield
	BONDS & NOTES - 67.4%
	AEROSPACE / DEFENSE - 0.1%
88,000	Boeing Co.			6.8750%	3/15/2039	121,638
45,000	TransDigm, Inc.			6.0000	7/15/2022	41,962
475,000	United Technologies Corp.			1.7780	5/4/2018	474,084
						637,684
	AGRICULTURE - 0.0% ^
115,000	Reynolds American, Inc.			4.0000	6/12/2022	120,166

	AIRLINES - 0.1%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.			8.3750	5/10/2020	169,000
200,000	Gol LuxCo SA (c)			8.8750	1/24/2022	122,000
400,000	Latam Airlines Group SA (c)			7.2500	6/9/2020	354,000
						645,000
	APPAREL - 0.0% ^
20,000	Levi Strauss & Co.			5.0000	5/1/2025	19,600

	AUTO MANUFACTURERS - 0.2%
400,000	Daimler Finance North America LLC. (c)			1.6500	3/2/2018	394,548
95,000	Ford Motor Co.			7.4500	7/16/2031	118,010
160,000	General Motors Financial Co., Inc.			3.2000	7/13/2020	157,845
180,000	Toyota Motor Credit Corp.			1.5500	7/13/2018	180,820
						851,223
	AUTO PARTS & EQUIPMENT - 0.0% ^
30,000	American Axle & Manufacturing, Inc.			6.6250	10/15/2022	30,150
10,000	Dana Holding Corp.			5.5000	12/15/2024	9,625
131,000	Delphi Automotive Systems Corp.			4.1500	3/15/2024	132,104
15,000	Goodyear Tire & Rubber Co.			7.0000	5/15/2022	15,937
						187,816
	BANKS - 3.4%
300,000	Agromercantil Senior Trust (c)			6.2500	4/10/2019	298,500
400,000	Agromercantil Senior Trust			6.2500	4/10/2019	398,000
250,000	Australia & New Zealand Banking Group Ltd. (c)			4.8750	1/12/2021	280,711
160,000	Australia & New Zealand Banking Group Ltd. (c)			3.2500	3/1/2016	161,718
600,000	Banco Continental SAECA			8.8750	10/15/2017	612,000
400,000	Banco Davivienda SA			2.9500	1/29/2018	394,000
300,000	Banco de Chile			6.2500	6/15/2016	309,971
400,000	Banco de Costa Rica			5.2500	8/12/2018	401,000
100,000	Banco de Credito del Peru (c)			2.7500	1/9/2018	99,500
300,000	Banco de Credito del Peru			2.7500	1/9/2018	298,500
300,000	Banco do Brasil SA/Cayman (c,d)			9.0000	9/13/2017	174,621
250,000	Banco Mercantil del Norte SA (d)			6.8620	10/13/2021	260,625
200,000	Banco Nacional de Costa Rica			4.8750	11/1/2018	198,000
200,000	Banco Nacional de Costa Rica			4.8750	11/1/2018	198,000
150,000	Banco Regional SAECA			8.1250	1/24/2019	150,375
200,000	Banco Regional SAECA			8.1250	1/24/2019	200,500
1,000,000	Banco Santander Mexico SA (d)			5.9500	1/30/2024	1,025,500
545,000	Bank of America Corp.			2.0000	1/11/2018	547,015
340,000	Bank of Montreal			1.8000	7/31/2018	341,156
105,000	Bank of Montreal			2.3750	1/25/2019	106,560
320,000	BB&T Corp.			2.1500	3/22/2017	324,220
115,000	BB&T Corp.			2.4500	1/15/2020	116,090
800,000	BBVA Bancomer SA/Grand Cayman (d)			6.0080	5/17/2022	808,000
190,000	Citigroup, Inc.			1.7500	5/1/2018	188,809
355,000	Citigroup, Inc.			1.3500	3/10/2017	354,412
400,000	Corpbanca SA			3.1250	1/15/2018	398,446
250,000	CorpGroup Banking SA			6.7500	3/15/2023	238,750
800,000	DBS Bank Ltd. (d)			3.6250	9/21/2022	818,429
500,000	Global Bank Corp.			4.7500	10/5/2017	505,500
200,000	Global Bank Corp. (c)			5.1250	10/30/2019	202,000
325,000	Goldman Sachs Group, Inc.			2.9000	7/19/2018	333,434
115,000	Goldman Sachs Group, Inc.			2.6000	4/23/2020	115,313
375,000	JPMorgan Chase & Co.			1.3500	2/15/2017	375,488
110,000	JPMorgan Chase & Co.			1.7000	3/1/2018	109,750
120,000	JPMorgan Chase & Co.			4.2500	10/1/2027	119,509
105,000	Morgan Stanley			3.7500	2/25/2023	107,545
115,000	Morgan Stanley			2.6500	1/27/2020	115,544
450,000	Morgan Stanley			1.8750	1/5/2018	451,161
425,000	National Australia Bank Ltd. (c)			3.0000	7/27/2016	432,713
900,000	Oversea-Chinese Banking (d)			4.0000	10/15/2024	921,500
360,000	PNC Funding Corp.			2.7000	9/19/2016	365,131
110,000	PNC Funding Corp.			3.3000	3/8/2022	113,272
60,000	State Street Corp.			3.5500	8/18/2025	61,214
580,000	Toronto-Dominion Bank/The			1.7500	7/23/2018	581,028
800,000	United Overseas Bank Ltd. (d)			2.9000	7/19/2018	814,712
460,000	Wells Fargo & Co.			2.1000	5/8/2017	466,428
240,000	Wells Fargo & Co.			3.5500	9/29/2025	240,090
460,000	Westpac Banking Corp.			2.0000	8/14/2017	465,563
						16,600,303
	BEVERAGES - 0.2%
150,000	Ajecorp BV			6.5000	5/14/2022	85,875
335,000	Anheuser-Bush InBev Worldwide, Inc.			1.3750	7/15/2017	334,903
300,000	Central American Bottling Corp.			6.7500	2/9/2022	313,950
65,000	Coca-Cola Co.			1.6500	11/1/2018	65,644
55,000	PepsiCo, Inc.			3.1000	7/17/2022	56,330
						856,702
	BIOTECHNOLOGY - 0.1%
180,000	Amgen, Inc.			2.1250	5/15/2017	182,288
60,000	Amgen, Inc.			2.7000	5/1/2022	58,796
45,000	Celgene Corp.			3.8750	8/15/2025	45,008
200,000	Celgene Corp.			2.1250	8/15/2018	201,584
						487,676
	BUILDING MATERIALS - 0.2%
600,000	Grupo Cementos de Chihuahua SAB de CV			8.1250	2/8/2020	624,000
400,000	Union Andina de Cementos SAA			5.8750	10/30/2021	385,000
						1,009,000
	CHEMICALS - 0.4%
25,000	Ashland, Inc.			4.7500	8/15/2022	23,406
125,000	Dow Chemical Co.			3.0000	11/15/2022	120,831
200,000	Grupo Idesa SA de CV			7.8750	12/18/2020	201,000
600,000	Grupo Idesa SA de CV			7.8750	12/18/2020	600,000
20,000	Hexion US Finance Corp.			6.6250	4/15/2020	17,000
200,000	LPG International, Inc.			7.2500	12/20/2015	201,100
10,000	Platform Specialty Products Corp.			6.5000	2/1/2022	8,600
600,000	Sociedad Quimica y Minera de Chile SA			6.1250	4/15/2016	608,769
						1,780,706
	COLLATERALIZED MORTGAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 6.7%
504,732	Fannie Mae REMICS 2005-2 S (d,e)			6.4061	2/25/2035	99,663
4,976,623	Fannie Mae REMICS 2005-104 NI (d,e)			6.5061	3/25/2035	525,976
930,594	Fannie Mae REMICS 2006-99 AS (d,e)			6.3861	10/25/2036	192,677
630,602	Fannie Mae REMICS 2006-119 PS (d,e)			6.5061	12/25/2036	116,429
988,055	Fannie Mae REMICS 2006-126 CS (d,e)			6.5061	1/25/2037	192,235
643,293	Fannie Mae REMICS 2009-41 ZA (e)			4.5000	6/25/2039	678,669
727,328	Fannie Mae REMICS 2009-98 DZ (e)			4.5000	12/25/2039	766,194
630,158	Fannie Mae REMICS 2010-76 ZK (e)			4.5000	7/25/2040	710,250
528,128	Fannie Mae REMICS 2010-115 SE (d,e)			5.8061	10/25/2040	101,753
358,320	Fannie Mae REMICS 2010-134 CS (d,e)			6.4861	12/25/2025	58,928
358,320	Fannie Mae REMICS 2010-134 SE (d,e)			6.4561	12/25/2025	54,492
482,173	Fannie Mae REMICS 2010-142 SC (d,e)			6.4061	12/25/2040	105,332
96,938	Fannie Mae REMICS 2010-57 DP (e)			4.0000	8/25/2039	98,732
275,870	Fannie Mae REMICS 2011-18 UZ (e)			4.0000	3/25/2041	286,558
542,487	Fannie Mae REMICS 2011-74 KL (e)			5.0000	6/25/2040	595,634
1,188,590	Fannie Mae REMICS 2011-93 ES (d,e)			6.3061	9/25/2041	241,828
484,314	Fannie Mae REMICS 2011-111 EZ (e)			5.0000	11/25/2041	545,845
2,056,709	Fannie Mae REMICS 2012-3 DS (d,e)			5.7561	2/25/2042	350,264
1,522,873	Fannie Mae REMICS 2013-74 YS (d,e)			5.7092	7/25/2043	1,459,612
81,250	Fannie Mae REMICS 2013-115 NS (d,e)			11.4829	11/25/2043	86,268
781,625	Fannie Mae REMICS 2013-122 DS (d,e)			5.1673	7/25/2043	692,244
1,762,982	Fannie Mae REMICS 2014-73 PS (d,e)			6.0061	11/25/2044	347,325
619,985	Freddie Mac REMICS 2663 ZP (e)			5.0000	8/15/2033	685,737
219,147	Freddie Mac REMICS 2909 Z (e)			5.0000	12/15/2034	241,383
428,501	Freddie Mac REMICS 3257 SI (d,e)			6.1243	12/15/2036	81,047
1,600,938	Freddie Mac REMICS 3404 SA (d,e)			5.8043	1/15/2038	281,080
1,396,522	Freddie Mac REMICS 3753 SB (d,e)			5.8043	11/15/2040	281,459
528,500	Freddie Mac REMICS 3770 SE (d,e)			6.3043	11/15/2040	65,788
2,174,931	Freddie Mac REMICS 3792 SP (d,e)			9.4685	1/15/2041	2,260,784
231,622	Freddie Mac REMICS 3818 JA (e)			4.5000	1/15/2040	242,344
816,790	Freddie Mac REMICS 3926 FS (d,e)			6.3843	9/15/2041	195,644
570,018	Freddie Mac REMICS 3957 DZ (e)			3.5000	11/15/2041	566,352
369,373	Freddie Mac REMICS 3957 HZ (e)			4.0000	11/15/2041	395,826
1,814,533	Freddie Mac REMICS 3984 DS (d,e)			5.7543	1/15/2042	302,211
913,070	Freddie Mac REMICS 4229 MS (d,e)			7.3574	7/15/2043	948,585
4,739,145	Freddie Mac REMICS 4255 GS (d,e)			5.9543	9/15/2043	911,831
28,931	Freddie Mac REMICS 4259 GS (d,e)			11.4780	10/15/2043	29,207
1,302,449	Freddie Mac REMICS 4291 MS (d,e)			5.7043	1/15/2054	272,906
4,780,391	Freddie Mac REMICS 4314 MS (d,e)			5.9043	7/15/2043	888,823
1,775,429	Freddie Mac REMICS 4391 MA (e)			3.0000	7/15/2040	1,837,347
5,217,652	Freddie Mac REMICS 4440 ZD (e)			2.5000	2/15/2045	4,339,971
2,685,787	Freddie Mac REMICS 4407 PS (d,e)			5.4043	6/15/2044	444,862
3,979,352	Government National Mortgage Association 2010-35 DS (d)			5.4640	3/20/2040	562,228
6,121,111	Government National Mortgage Association 2010-121 SE (d)			5.7840	9/20/2040	981,915
4,012,463	Government National Mortgage Association 2011-69 SC (d)			5.1640	5/20/2041	466,609
3,768,047	Government National Mortgage Association 2013-102 BS (d)			5.9340	3/20/2043	511,727
2,123,514	Government National Mortgage Association 2013-119 TZ			3.0000	8/20/2043	2,013,754
535,222	Government National Mortgage Association 2013-120 GS (d)			5.1408	8/20/2043	530,646
690,820	Government National Mortgage Association 2013-148 DS (d)			5.4710	10/16/2043	117,621
3,123,265	Government National Mortgage Association 2013-186 SG (d)			6.0410	2/16/2043	517,041
2,093,372	Government National Mortgage Association 2013-188 MS (d)			5.3410	12/16/2043	341,259
4,321,415	Government National Mortgage Association 2014-5 SA (d)			5.3340	1/20/2044	645,754
4,340,315	Government National Mortgage Association 2014-58 SG (d)			5.3910	4/16/2044	662,714
4,249,354	Government National Mortgage Association 2014-76 SA (d)			5.3840	1/20/2040	614,638
1,490,499	Government National Mortgage Association 2014-95 CS (d)			6.0410	6/16/2044	285,653
3,388,396	Government National Mortgage Association 2014-145 CS (d)			5.3910	5/16/2044	503,373
2,527,234	Government National Mortgage Association 2014-156 PS (d)			6.0340	10/20/2044	358,182
						32,693,209
	WHOLE LOAN COLLATERAL - 18.9%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)			1.1739	6/25/2035	457,589
515,514	Alternative Loan Trust 2004-28CB 1A1			5.5000	1/25/2035	526,537
3,863,936	Alternative Loan Trust 2005-63			2.4687	12/25/2035	3,534,041
1,514,409	Alternative Loan Trust 2006-14CB A8			6.0000	6/25/2036	1,314,397
2,501,728	Alternative Loan Trust 2006-41CB			6.0000	1/25/2037	2,131,172
419,662	Alternative Loan Trust 2007-22 2A16			6.5000	9/25/2037	329,689
1,137,712	Alternative Loan Trust 2007-J2 2A1			6.0000	7/25/2037	1,168,583
1,184,898	American General Mortgage Loan Trust 2010-1A A3 (c,d)			5.6500	3/25/2058	1,195,804
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)			0.6660	4/20/2035	3,704,400
362,107	Bank of America Funding 2006-3A1 Trust			5.7500	3/25/2036	339,307
2,146,987	Bank of America Funding 2007-1 TA3B Trust (f)			5.9426	1/25/2037	1,790,035
232,432	Bank of America Funding 2012-R4 A Trust (c,d)			0.4612	3/4/2039	230,344
1,064,941	Bank of America Mortgage 2007-1 Trust 2007-1 2A17			6.0000	1/25/2037	1,009,495
2,887,648	BCAP LLC 2010-RR6 1716 (c,d)			6.0005	7/26/2036	2,321,388
4,385,980	BCAP LLC 2012-RR1 Trust (c,d)			6.1560	10/26/2035	3,898,345
276,057	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A			5.0000	5/25/2034	277,851
1,039,038	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)			2.5056	2/20/2035	1,029,809
3,010,445	CHL Mortgage Pass-Through Trust 2005-HYB7 6A1 (d)			4.2822	11/20/2035	2,683,318
868,826	CHL Mortgage Pass-Through Trust 2007-5 A51			5.7500	5/25/2037	820,130
3,805,828	CHL Mortgage Pass-Through Trust 2007-8 1A24			6.0000	1/25/2038	3,410,562
1,011,392	CHL Mortgage Pass-Through Trust 2007-12 A9			5.7500	8/25/2037	953,769
114,359	Citicorp Mortgage Securities Trust Series 2007-2 3A1			5.5000	2/25/2037	114,406
21,903	Citicorp Mortgage Securities Trust Series 2007-6 1A5			6.0000	7/25/2037	21,903
2,954,761	Citicorp Mortgage Loan Trust 2006-AR2 1A2 (d)			2.6320	3/25/2036	2,759,620
1,954,867	Citicorp Mortgage Loan Trust 2011-12 1A2 (c,d)			4.6939	4/25/2036	1,500,879
554,207	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1			5.5000	1/25/2022	559,351
291,451	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3			5.2500	9/25/2035	265,538
1,955,969	CSMC 2015-RPL3 Trust (c,f)			3.7500	12/25/2056	1,960,100
552,559	CSMC Mortgage-Backed Trust 2006-7 1A3			5.0000	8/25/2036	469,289
485,175	CSMC Mortgage-Backed Trust 2006-9 2A1			5.5000	11/25/2036	465,528
675,498	CSMC Mortgage-Backed Trust 2007-1 5A14			6.0000	2/25/2037	593,559
794,091	CSMC Series 2010-4R 3A17 (c,d)			6.0000	6/26/2037	752,427
1,000,000	CSMC Series 2011-5R 6A9 (c,d)			2.7363	11/27/2037	906,189
1,000,000	CSMC Series 2011-12R 3A5 (c,d)			2.2313	7/27/2036	908,547
636,584	CSMC Trust 2013-3R 1A1 (c,d)			1.3294	4/27/2035	594,830
365,814	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)			2.2943	5/25/2035	304,533
2,248,820	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6			5.5000	6/25/2035	2,078,457
235,478	GSR Mortgage Loan Trust 2004-2F 14A1			5.5000	9/25/2019	242,017
717,434	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)			2.7576	11/25/2035	673,707
1,837,007	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)			2.8145	1/25/2036	1,657,546
1,078,518	GSR Mortgage Loan Trust 2007-1F 2A2			5.5000	1/25/2037	1,025,495
652,919	HomeBanc Mortgage Trust 2005-3 A1 (d)			0.4339	7/25/2035	600,560
3,487,989	HSI Asset Loan Obligation Trust 2007-AR1 (d)			2.5705	1/25/2037	2,731,148
1,137,463	Impac Secured Assets Trust 2006-5 1A1C (d)			0.4639	2/25/2037	869,470
96,308	JP Morgan Mortgage Trust 2007-S1 1A1			5.0000	3/25/2022	95,436
989,534	JP Morgan Mortgage Trust 2007-S2 1A11			6.7500	6/25/2037	893,360
1,441,078	JP Morgan Mortgage Trust 2007-S2 1A15			6.0000	6/25/2037	1,244,058
66,300	JP Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)			3.5000	7/26/2036	66,641
1,923,695	Lehman Mortgage Trust 2005-1			5.5000	11/25/2035	1,804,736
725,594	Lehman Mortgage Trust 2006-1 1A3			5.5000	2/25/2036	583,727
753,345	Lehman Mortgage Trust 2006-2 2A3			5.7500	4/25/2036	753,819
701,274	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)			2.6255	4/25/2036	650,630
1,255,370	Merrill Lynch Mortgage Investors Trust Series 2006-AF2			6.2500	10/25/2036	1,084,771
41,026	Morgan Stanley Mortgage Loan Trust 2004-1 1A1			5.0000	11/25/2018	41,816
299,879	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)			5.2845	6/25/2036	251,531
350,824	Morgan Stanley Mortgage Loan Trust 2006-8AR 5A2 (d)			2.2473	6/25/2036	349,827
1,718,117	Morgan Stanley Mortgage Loan Trust 2007-12 3A4			6.2500	8/25/2037	1,588,006
1,168,661	Morgan Stanley Reremic Trust 2012-R3 2A (c,d)			0.4294	2/26/2037	1,096,126
1,873,057	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-1 1A1A (f)			5.9950	3/25/2047	1,497,224
259,001	Opteum Mortgage Acceptance Corp. Asset Backed Pass - Through Certificates 2005-5 2AN (d)			5.6750	12/25/2035	267,895
397,271	PHH Alternative Mortgage Trust Series 2007-2 3A1			6.0000	5/25/2037	350,751
495,061	RALI Series 2006-QA1 A21 Trust (d)			3.7675	1/25/2036	399,463
475,012	RALI Series 2006-QS10 A9 Trust			6.5000	8/25/2036	401,502
863,323	RALI Series 2006-QS12 2A3 Trust			6.0000	9/25/2036	718,631
652,992	RALI Series 2007-QS6 A6 Trust			6.2500	4/25/2037	551,681
1,590,614	Residential Asset Securitization Trust 2004-A9			5.7500	12/25/2034	1,627,947
554,157	Residential Asset Securitization Trust 2006-A2 A3			6.0000	1/25/2046	447,423
418,251	Residential Asset Securitization Trust 2006-A6 2A11			6.0000	7/25/2036	366,407
655,631	Residential Asset Securitization Trust 2006-A11 1A4			6.2500	10/25/2036	544,690
788,605	Residential Asset Securitization Trust 2007-A1 A8			6.0000	3/25/2037	566,068
603,494	Residential Asset Securitization Trust 2007-A3 1A1 (d)			0.6439	4/25/2037	324,913
78,717	Residential Asset Securitization Trust 2007-A3 1A2 (d)			44.8968	4/25/2037	170,463
2,905,731	Residential Asset Securitization Trust 2007-A8 1A1			6.0000	8/25/2037	2,477,435
57,887	RFMSI Series 2003-S16 A1 Trust			4.7500	9/25/2018	58,212
343,287	RFMSI Series 2006-S3 A7 Trust			5.5000	3/25/2036	304,362
606,294	RFMSI Series 2006-S7 A3 Trust			6.2500	8/25/2036	547,807
239,599	RFMSI Series 2006-S7 A7 Trust			6.2500	8/25/2036	216,485
1,100,719	RFMSI Series 2007-S1 A5 Trust			6.0000	1/25/2037	1,002,791
372,353	RFMSI Series 2007-S2 A4 Trust			6.0000	2/25/2037	339,174
1,052,639	RFMSI Series 2007-S6 1A11 Trust			6.0000	6/25/2037	922,715
2,323,597	Sequoia Mortgage Trust 2013-1 2A1 (d)			1.8550	2/25/2043	2,111,555
98,415	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2 (f)			5.1114	6/25/2034	109,259
1,734,063	Towd Point Mortgage Trust 2015-1 (c)			3.0000	10/25/2053	1,750,479
1,000,000	Towd Point Mortgage Trust 2015-4 (c,d)			2.7500	4/26/2055	1,000,367
1,245,898	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 2A1 Trust (d)			2.4526	12/25/2035	1,141,123
1,483,250	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A8 Trust			6.0000	11/25/2035	1,355,970
2,126,855	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 1A2 Trust			6.0000	4/25/2037	1,804,668
754,848	Wells Fargo Alternative Loan 2007-PA3 1A4 Trust			6.2500	7/25/2037	683,503
1,238,610	Wells Fargo Alternative Loan 2007-PA3 3A1 Trust			5.7500	7/25/2037	1,123,969
746,062	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust			5.7500	3/25/2036	761,140
420,102	Wells Fargo Mortgage Backed Securities 2007-3 1A4 Trust			6.0000	4/25/2037	416,783
406,335	Wells Fargo Mortgage Backed Securities 2007-7 A38 Trust			6.0000	6/25/2037	407,283
193,069	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust			6.0000	9/25/2037	198,272
						92,654,558
	COMMERCIAL MBS - 7.0%
700,000	BAMLL Re-REMIC Trust 2011-07C1 A3B (c)			5.3830	12/15/2016	718,868
50,000	Bank of America Commercial Mortgage Trust 2006-4 AM			5.6750	7/10/2046	51,599
250,000	Bank of America Commercial Mortgage Trust 2006-5 AM			5.4480	9/10/2047	256,784
650,000	Bank of America Commercial Mortgage Trust 2006-6 AM			5.3900	10/10/2045	673,232
150,000	Bank of America Commercial Mortgage Trust 2007-1 AM			5.4820	1/15/2049	155,472
235,000	Banc of America Commercial Mortgage Trust 2007-1 (c)			5.4160	1/15/2049	243,226
76,151	Boca Hotel Portfolio Trust 2013 BOCA A (c,d)			1.3458	8/15/2026	75,966
250,000	Boca Hotel Portfolio Trust 2013-BOCA (c,d)			3.2458	8/15/2026	249,339
265,000	CD 2007-CD4 AMFX Commercial Mortgage Trust (d)			5.3660	12/11/2049	273,925
349,000	CD 2007-CD5 Mortgage Trust (d)			6.3246	11/15/2044	370,015
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH B (c,d)			2.0566	12/15/2027	496,664
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)			5.9734	3/15/2049	51,153
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)			5.7114	12/10/2049	637,729
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)			6.1444	12/10/2049	268,963
956,991	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)			2.1807	9/10/2045	84,561
4,685,350	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)			1.2464	10/10/2047	353,824
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)			4.4294	2/10/2048	101,889
560,000	Colony Mortgage Capital Series 2015-FL3 Ltd (c,d)			2.1000	9/5/2032	560,000
300,000	COMM 2006-C7 AM Mortgage Trust (d)			5.7892	6/10/2046	306,020
3,710,477	COMM 2014-CCRE19 C Mortgage Trust (d)			1.4592	8/10/2047	268,808
100,000	COMM 2014-CCRE20 C Mortgage Trust (d)			4.5074	11/10/2047	98,944
350,000	COMM 2014-KYO E Mortgage Trust (c,d)			2.5460	6/11/2027	347,284
890,000	COMM 2014-KYO F Mortgage Trust (c,d)			3.6960	6/11/2027	882,183
563,625	COMM 2014-USB4 E Mortgage Trust (c)			3.7500	8/10/2047	408,123
644,150	COMM 2014-USB4 F Mortgage Trust (c)			3.7500	8/10/2047	395,864
1,207,795	COMM 2014-USB4 G Mortgage Trust (c)			3.7500	8/10/2047	305,168
5,000	COMM 2014-USB4 Y Mortgage Trust (c,d)			-	8/10/2047	-
107,700	COMM 2015-LC19 B Mortgage Trust (d)			3.8290	2/10/2048	107,339
1,010,897	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)			2.3088	10/15/2045	100,699
425,000	Commercial Mortgage Trust 2006-GG7 AM (d)			5.8193	7/10/2038	435,192
250,000	Commercial Mortgage Trust 2007-GG9 AM			5.4750	3/10/2039	258,894
105,200	Commercial Mortgage Trust 2007-GG9 AMFX			5.4750	3/10/2039	109,389
549,523	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)			6.2729	11/12/2043	576,269
125,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 C (d)			5.6504	2/15/2039	125,996
625,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4 AM			5.5090	9/15/2039	644,209
75,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM			5.3430	12/15/2039	77,904
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)			5.6150	1/15/2049	262,367
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AM (d)			6.1472	9/15/2039	264,648
93,647	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F			4.8770	4/15/2037	93,582
1,994,716	CSAIL 2015-C1 XA Commercial Mortgage Trust (d)			1.1168	4/15/2050	128,907
250,000	CSMC Series 2009-RR2 IQB (c,d)			5.6945	4/16/2049	260,931
140,000	CSMC Trust 2015-SAND (c,d)			3.0566	8/15/2030	140,013
250,000	GS Mortgage Securities Trust 2006-GG6 AJ (d)			5.5218	4/10/2038	251,118
808,700	GS Mortgage Securities Trust 2006-GG8 AJ			5.6220	11/10/2039	815,014
8,357,686	GS Mortgage Securities Trust 2015-GC28 XA (d)			1.1731	2/10/2048	602,199
1,117,044	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)			0.6868	5/15/2045	3,876
642,065	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM			5.3720	5/15/2047	658,131
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (d)			6.1589	2/15/2051	798,437
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)			5.4660	6/12/2047	261,427
475,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)			5.8790	2/12/2051	510,455
620,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 (d)			6.0760	2/12/2051	633,164
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LPD12 AM (d)			6.2084	2/15/2051	799,033
924,704	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)			2.0458	5/15/2045	73,722
2,330,901	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)			2.2512	10/15/2045	207,038
791,116	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX XA (d)			1.9230	6/15/2045	53,235
108,300	JP Morgan Chase Commercial Mortgage Series Trust 2014-DSTY A (c)			3.4289	6/10/2027	112,527
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A (c,d)			1.4066	8/15/2027	597,650
740,000	JP Morgan Chase Commercial Mortgage Series Trust 2015-CSMO C (c,d)			2.4566	1/15/2032	734,690
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)			5.5430	12/13/2049	181,985
9,961,112	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)			1.1614	11/15/2047	637,481
944,546	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)			1.3273	1/15/2048	64,305
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)			4.5701	1/15/2048	113,053
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)			3.9848	2/15/2048	103,594
1,217,251	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (d)			1.5317	2/15/2048	102,003
102,700	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)			6.0965	7/15/2044	109,588
250,673	LB-UBS Commercial Mortgage Trust 2005-C7 AJ (d)			5.3230	11/15/2040	250,892
250,000	LB-UBS Commercial Mortgage Trust 2006-C7 AM			5.3780	11/15/2038	258,167
2,048,878	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)			0.8509	11/15/2038	13,129
1,707,398	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)			0.8509	11/15/2038	10,519
620,000	LB-UBS Commercial Mortgage Trust 2007-C1			5.4840	2/15/2040	630,447
350,000	LB-UBS Commercial Mortgage Trust 2007-C2 AM (d)			5.4930	2/15/2040	365,094
640,000	LB-UBS Commercial Mortgage Trust 2007-C2 AJ (d)			6.4548	9/15/2045	666,420
535,000	LMREC 2015-CRE1 A, Inc. (c,d)			1.9456	2/22/2032	530,881
137,025	Merrill Lynch Mortgage Trust 2005-CKI1 AJ (d)			5.4599	11/12/2037	136,969
225,000	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)			5.6738	5/12/2039	226,133
250,000	ML-CFC Commercial Mortgage Trust 2006-1 AJ (d)			5.5625	2/12/2039	252,135
425,000	ML-CFC Commercial Mortgage Trust 2006-4 AM			5.2040	12/12/2049	440,796
825,000	ML-CFC Commercial Mortgage Trust 2007-5 AM			5.4190	8/12/2048	857,390
940,396	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)			1.9687	8/15/2045	68,283
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C			4.0000	12/15/2047	121,449
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C			4.4893	10/15/2047	127,591
237,245	Morgan Stanley Capital I, Inc. 2006-XLF J (c,d)			0.6366	7/15/2019	236,888
600,817	Morgan Stanley Capital I, Inc. 2007-XLFA D (c,d)			0.3966	10/15/2020	600,575
250,000	Morgan Stanley Capital I Trust 2005-HQ7 AJ (d)			5.2394	11/14/2042	249,809
405,757	Morgan Stanley Capital I Trust 2005-IQ10 AJ (d)			5.5275	9/15/2042	405,542
29,864	Morgan Stanley Capital I Trust 2005-T19 AJ (d)			4.9850	6/12/2047	29,857
100,000	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)			5.5080	2/12/2044	101,896
108,800	Morgan Stanley Capital I Trust 2007-IQ13 AJ			5.4380	3/15/2044	97,281
350,000	Morgan Stanley Capital I Trust 2007-IQ16 AM (d)			6.2774	12/12/2049	376,638
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)			6.2734	12/12/2049	480,132
612,948	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)			0.9451	9/15/2047	9,344
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c.d)			3.2064	8/14/2031	605,038
500,000	Morgan Stanley Re-REMIC Trust 2009-GG10 A4B (c,d)			5.9885	8/12/2045	529,528
1,030,087	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)			2.0965	8/10/2049	101,004
745,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)			5.6320	10/15/2048	756,007
700,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)			5.3830	12/15/2043	727,590
125,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM			5.4130	12/15/2043	126,114
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)			0.4073	12/15/2043	290,866
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)			5.5910	4/15/2047	367,877
650,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)			5.7030	6/15/2049	688,526
600,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)			6.1497	2/15/2051	639,990
5,710,257	Wells Fargo Commercial Mortgage Trust 2015-LC26 XA (d)			1.5567	2/15/2048	516,905
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 XA (d)			4.6382	9/15/2057	95,806
954,472	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)			2.3364	8/15/2045	84,911
1,007,597	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)			2.3402	11/15/2045	98,765
5,601,483	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)			1.1320	11/15/2047	360,764
						34,179,615
	COMMERCIAL SERVICES - 0.1%
25,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.			5.5000	4/1/2023	24,201
255,000	McGraw Hill Financial, Inc. (c)			2.5000	8/15/2018	256,937
45,000	McGraw Hill Financial, Inc. (c)			4.4000	2/15/2026	45,667
30,000	Service Corp. International/US			5.3750	1/15/2022	30,900
20,000	United Rentals North America, Inc.			7.6250	4/15/2022	21,200
						378,905
	COMPUTERS - 0.2%
94,000	Apple, Inc.			0.9000	5/12/2017	94,180
375,000	Hewlett-Packard Co.			2.6000	9/15/2017	380,564
270,000	International Business Machines Corp.			1.1250	2/6/2018	269,347
						744,091
	COSMETICS / PERSONAL CARE - 0.0% ^
150,000	Procter & Gamble Co.			1.6000	11/15/2018	152,212
40,000	Revlon Consumer Products Corp.			5.7500	2/15/2021	38,800
						191,012
	DISTRIBUTION / WHOLESALE - 0.0% ^
25,000	HD Supply, Inc			7.5000	7/15/2020	26,000

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
105,000	Air Lease Corp.			3.7500	2/1/2022	104,446
115,000	Ally Financial, Inc.			4.1250	3/30/2020	113,706
220,000	American Express Credit Corp.			2.2500	8/15/2019	220,770
440,000	American Express Credit Corp.			1.8000	7/31/2018	439,860
300,000	Cementos Progreso Trust			7.1250	11/6/2023	309,750
200,000	CIMPOR Financial Operations BV			5.7500	7/17/2024	134,200
400,000	Corp Financiera de Desarrollo SA			7.1250	11/6/2023	400,300
200,000	Fondo MIVIVIENDA SA			3.3750	4/2/2019	198,500
200,000	Fondo MIVIVIENDA SA			3.3750	4/2/2019	198,500
570,000	General Electric Capital Corp.			2.9000	1/9/2017	584,329
750,000	Guanay Finance Ltd.			3.3750	4/2/2019	739,688
40,000	Icahn Enterprises LP			4.8750	3/15/2019	40,060
200,000	Magnesita Finance Ltd.			8.6250	1/9/2017	142,250
440,000	National Rural Utilities Cooperative Finance Corp.			1.1000	9/15/2020	441,249
195,000	National Rural Utilities Cooperative Finance Corp.			2.0000	1/27/2017	193,137
586,632	Peru Enhanced Pass-Through Finance Ltd.			-	1/27/2020	567,185
135,000	Synchrony Financial			3.0000	5/31/2018	136,070
600,000	Tanner Servicios Financieros SA			4.3750	3/13/2018	596,350
						5,560,350
	ELECTRIC - 0.9%
200,000	AES El Salvador Trust II			6.7500	3/28/2023	178,000
200,000	AES Gener SA			5.2500	8/15/2021	209,399
145,000	Berkshire Hathaway Energy Co.			6.5000	9/15/2037	182,146
200,000	Comision Federal de Electricidad			4.8750	5/26/2021	208,068
460,000	Duke Energy Corp.			1.6250	8/15/2017	461,625
140,000	Duke Energy Progress, Inc.			4.1500	12/1/2044	140,854
400,000	Empresa de Energia de Bogota SA ESP			6.1250	11/10/2021	414,000
200,000	Empresa Electrica Guacolda SA (c)			4.5600	4/30/2025	189,098
200,000	Empresas Publicas de Medellin ESP			7.6250	7/29/2019	228,000
200,000	Inkia Energy Ltd. (c)			8.3750	4/4/2021	207,500
200,000	Inkia Energy Ltd.			8.3750	4/4/2021	207,500
600,000	Isreal Electric Corp. Ltd.			5.6250	6/21/2018	636,750
450,000	Isreal Electric Corp. Ltd. (d)			5.6250	1/17/2018	446,625
196,824	Mexico Generadora de Energia			5.5000	12/6/2032	183,637
590,000	Southern Co.			2.4500	9/1/2018	596,537
						4,489,739
	ELECTRONICS - 0.0% ^
165,000	Thermo Fisher Scientific, Inc.			3.3000	2/15/2022	165,462

	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Aeropuertos Dominicanos Siglo XXI SA (f)			9.7500	11/13/2019	198,000
300,000	OAS Financial Ltd.* (c,g)			8.8750	Perpetual	25,500
45,000	SBA Communications Corp Class A			5.6250	10/1/2019	46,462
						269,962
	ENTERTAINMENT - 0.0% ^
10,000	Regal Entertainment Group Class A			5.7500	3/15/2022	9,825
25,000	Scientific Games International, Inc. (c)			7.0000	1/1/2022	24,625
						34,450
	ENVIRONMENTAL CONTROL - 0.1%
85,000	Waste Management, Inc.			4.1000	3/1/2045	79,602
175,000	Waste Management, Inc.			6.1000	3/15/2018	193,086
						272,688
	EXPLORATION & PRODUCTION - 0.0% ^
350,000	Pacific Rubiales Energy Corp.			5.3750	1/26/2019	129,500

	FINANCIAL SERVICES - 0.2%
150,000	Bantrab Senior Trust			9.0000	11/14/2020	151,875
200,000	Grupo Aval Ltd.			4.7500	9/26/2022	181,750
574,975	Interoceanica IV Finance			-	11/30/2018	540,477
						874,102
	FOOD - 1.1%
300,000	Cencosud SA			5.5000	1/20/2021	311,640
250,000	Corp Azucarera del Peru SA			6.3750	8/2/2022	206,250
400,000	Cosan Overseas Ltd.			8.2500	Perpetual	310,000
325,000	General Mills, Inc.			5.7000	2/15/2017	344,713
200,000	JBS Investments GmbH			7.7500	10/28/2020	205,000
200,000	JBS Investments GmbH			7.7500	10/28/2020	205,000
15,000	JBS USA LLC / JBS USA Finance, Inc. (c)			5.7500	6/15/2025	13,800
125,000	Kellogg Co.			7.4500	4/1/2031	161,760
350,000	Kellogg Co.			1.7500	5/17/2017	351,444
90,000	Kraft Heinz Foods Co.			1.6000	6/30/2017	90,139
375,000	Kraft Heinz Foods Co.			2.0000	7/2/2018	375,522
365,000	Kroger Co.			2.2000	1/15/2017	369,503
145,000	Kroger Co.			3.4000	4/15/2022	147,810
400,000	Marfrig Holding Europe BV (c)			6.8750	6/24/2019	343,000
400,000	Marfrig Holding Europe BV			6.8750	6/24/2019	343,000
500,000	Minerva Luxembourg SA			8.7500	Perpetual	440,000
200,000	Minerva Luxembourg SA			7.7500	1/31/2023	175,000
200,000	Pesquera Exalmar S.A.A. (c)			7.3750	1/31/2020	160,000
200,000	Pesquera Exalmar S.A.A.			7.3750	1/31/2020	160,000
15,000	Pilgrim's Pride Corp. (c)			5.7500	3/15/2025	14,738
20,000	Post Holdings, Inc.			7.3750	2/15/2022	20,300
200,000	Raizen Energy Finance Ltd.			7.0000	2/1/2017	202,500
225,000	Tyson Foods, Inc.			3.9500	8/15/2024	229,187
						5,180,306
	FOREIGN GOVERNMENT - 0.8%
1,600,000	Colombia Government International Bond			4.3750	7/12/2021	1,629,600
400,000	Instituto Costarricense de Electricidad			6.9500	11/10/2021	405,500
600,000	Mexico Government International Bond			3.5000	1/21/2021	610,500
170,000	Mexico Government International Bond			4.0000	10/2/2023	173,145
1,000,000	Panama Government International Bond			5.2000	1/30/2020	1,078,750
						3,897,495
	FOREST PRODUCTS & PAPER - 0.2%
200,000	Celulosa Arauco y Constitucion SA			7.2500	7/29/2019	227,817
240,000	Georgia-Pacific LLC (c)			3.6000	3/1/2025	239,789
600,000	Inversiones CMPC SA			4.7500	1/19/2018	618,422
						1,086,028
	HAND / MACHINE TOOLS - 0.0% ^
35,000	Milacron LLC/Mcron Finance Corp. (c)			7.7500	2/15/2021	35,700

	HEALTHCARE - PRODUCTS - 0.2%
35,000	Alere, Inc. (c)			6.5000	6/15/2020	35,700
170,000	Covidien International Finance SA			2.9500	6/15/2023	167,785
325,000	Covidien International Finance SA			6.0000	10/15/2017	354,930
505,000	Zimmer Holdings, Inc.			1.4500	4/1/2017	503,985
						1,062,400
	HEALTHCARE - SERVICES - 0.3%
492,000	Anthem, Inc.			2.3000	7/15/2018	494,085
25,000	HCA, Inc.			5.3750	2/1/2025	24,750
15,000	Kindred Escrow Corp. II (c)			8.0000	1/15/2020	15,900
515,000	Laboratory Corp of America Holdings			2.5000	11/1/2018	520,718
105,000	Laboratory Corp of America Holdings			4.7000	2/1/2045	95,942
35,000	LifePoint Hospitals, Inc.			5.5000	12/1/2021	35,350
30,000	Select Medical Corp.			6.3750	6/1/2021	29,250
20,000	Tenet Healthcare, Corp. (c)			6.7500	6/15/2023	19,900
						1,235,895
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
5,000	Argos Merger Sub, Inc. (c)			7.1250	3/15/2023	5,056
515,000	MUFG Americas Holdings Corp.			1.6250	2/9/2018	513,685
						518,741
	HOME BUILDERS - 0.0% ^
30,000	WCI Communities, Inc.			6.8750	8/15/2021	31,200

	HOME EQUITY ABS - 1.0%
694,372	Bayview Financial Acquisition Trust 2007-A 1A5 (f)			6.1010	5/28/2037	696,866
3,518,697	GSAA Home Equity Trust 2006-18 AF6 (f)			5.6816	11/25/2036	1,919,534
348,119	GSAA Home Equity Trust 2007-10 A1A			6.0000	11/25/2037	304,843
53,918	GSAA Trust 2005-7 AF2 (d)			4.4760	5/25/2035	54,024
393,575	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)			0.8989	3/25/2035	392,200
2,611,603	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)			0.2739	2/25/2037	1,827,556
						5,195,023
	HOUSEHOLD PRODUCTS / WARES - 0.0% ^
45,000	Spectrum Brands Escrow Corp.			5.7500	7/15/2025	45,900

	INDUSTRIAL -0.2%
880,508	ENA NORTE Trust			4.9500	4/25/2023	902,520

	INSURANCE - 0.3%
250,000	Berkshire Hathaway, Inc.			1.6000	5/15/2017	252,508
215,000	Liberty Mutual Group, Inc. (c)			6.5000	5/1/2042	255,516
225,000	MetLife, Inc.			4.1250	8/13/2042	213,661
375,000	Metropolitan Life Global Funding I (c)			1.5000	1/10/2018	374,398
140,000	TIAA Asset Management Finance Co. LLC (c)			2.9500	11/1/2019	141,946
						1,238,029
	INTERNET - 0.2%
400,000	Alibaba Group Holdings Ltd. (c)			3.6000	11/28/2024	373,664
60,000	Amazon.com, Inc.			3.8000	12/5/2024	61,417
375,000	eBay, Inc.			1.3500	7/15/2017	372,866
200,000	Tencent Holdings Ltd. (c)			2.8750	2/11/2020	198,500
						1,006,447
	INVESTMENT COMPANIES - 0.2%
200,000	Grupo Aval Ltd.			5.2500	2/1/2017	203,500
700,000	GrupoSura Finance SA			5.7000	5/18/2021	725,200
						928,700
	IRON / STEEL - 0.0% ^
50,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)			6.3750	5/1/2022	47,250
35,000	Steel Dynamics, Inc.			5.1250	10/1/2021	33,163
						80,413
	LEISURE TIME - 0.0% ^
5,000	NCL Corp. Ltd.			5.0000	2/15/2018	5,075
50,000	NCL Corp. Ltd. (c)			5.2500	11/15/2019	50,969
35,000	Viking Cruises Ltd. (c)			8.5000	10/15/2022	38,325
						94,369
	LODGING - 0.0% ^
15,000	MGM Resorts International			6.6250	12/15/2021	15,375
15,000	Station Casinos LLC			7.5000	3/1/2021	15,600
						30,975
	MACHINERY - CONSTRUCTION & MINING - 0.1%
450,000	Caterpillar Financial Services Corp.			1.0000	3/3/2017	449,901
25,000	Terex Corp.			6.0000	5/15/2021	24,188
						474,089
	MACHINERY - DIVERSIFIED - 0.1%
455,000	John Deere Capital Corp.			1.6000	7/13/2018	455,518

	MEDIA - 0.4%
45,000	21st Century Fox America, Inc.			4.7500	9/15/2044	44,297
35,000	CCO Holdings, LLC. / CCO Holdings Capital Corp.			5.2500	9/30/2022	32,812
5,000	CCO Holdings, LLC. / CCO Holdings Capital Corp. (c)			5.1250	5/1/2023	4,610
35,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (c)			6.3750	9/15/2020	32,944
345,000	Comcast Corp.			6.5000	1/15/2017	368,580
105,000	Comcast Corp.			4.4000	8/15/2035	105,670
200,000	Globo Comunicacao e Participacoes S.A. (f)			5.3070	5/11/2022	199,000
45,000	Gray Television, Inc.			7.5000	10/1/2020	46,125
51,000	TEGNA, Inc. (c)			4.8750	9/15/2021	49,980
450,000	Thomson Reuters Corp.			1.3000	2/23/2017	448,947
65,000	Time Warner, Inc.			3.6000	7/15/2025	63,648
10,000	Tribune Media Co. (c)			5.8750	7/15/2022	9,700
400,000	TV Azteca SAB de CV			7.6250	9/18/2020	329,400
250,000	VTR Finance BV			6.8750	1/15/2024	226,875
						1,962,588
	METALS & MINING - 0.1%
500,000	CO Minera Ares			7.7500	1/23/2021	478,000
225,000	Codelco, Inc.			3.7500	11/4/2020	225,633
						703,633
	MINING - 0.3%
175,000	Corp Nacional del Cobre de Chile			3.7500	11/4/2020	175,492
200,000	Freeport-McMoRan, Inc.			5.4500	3/15/2043	139,000
600,000	Freeport-McMoRan, Inc.			2.3750	3/15/2018	525,000
150,000	Southern Copper Corp.			6.7500	4/16/2040	133,145
300,000	Vedanta Resources PLC (c)			7.1250	5/31/2023	199,875
200,000	Vedanta Resources PLC			6.0000	1/31/2019	144,967
100,000	Volcan Cia Minera SAA			5.3750	2/2/2022	84,400
						1,401,879
	MISCELLANEOUS MANUFACTURING - 0.0% ^
65,000	Gates Global LLC / Gates Global Co. (c)			6.0000	7/15/2022	52,325

	MULTI - NATIONAL - 0.2%
300,000	Banco Latinoamericano de Comercio Exterior SA (c)			3.2500	5/7/2020	297,750
300,000	Banco Latinoamericano de Comercio Exterior SA			3.2500	5/7/2020	297,750
200,000	Banco Latinoamericano de Comercio Exterior SA			3.7500	4/4/2017	202,375
						797,875
	MUNICIPAL - 1.4%
50,000	Central Puget Sound Regional Transit Authority			5.0000	11/1/2032	59,260
3,900,000	Commonwealth of Puerto Rico			8.0000	7/1/2035	2,925,000
100,000	Commonwealth of Virginia			5.0000	6/1/2027	124,136
200,000	East Bay Municipal Utility District Water System Revenue			5.0000	6/1/2031	239,614
180,000	Gwinnett County School District			5.0000	2/1/2031	218,097
250,000	New York State Dormitory Authority			5.0000	3/15/2033	288,850
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System			6.2000	7/1/2040	435,550
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System			6.3000	7/1/2043	775,000
150,000	State of California			5.0000	8/1/2033	173,837
170,000	State of Louisiana			5.0000	5/1/2028	201,283
200,000	State of Nevada			5.0000	11/1/2026	243,660
270,000	State of Oregon Department of Transportation			5.0000	11/15/2029	323,714
290,000	State of Washington			5.0000	7/1/2033	336,484
220,000	University of Texas System			5.0000	8/15/2027	266,776
180,000	Utah Transit Authority			5.0000	6/15/2031	213,916
						6,825,177
	OFFICE / BUSINESS EQUIPMENT - 0.1%
20,000	CDW LLC / CDW Finance Corp.			6.0000	8/15/2022	20,905
500,000	Xerox Corp.			2.9500	3/15/2017	508,543
						529,448
	OIL & GAS - 1.0%
35,000	Apache Corp			4.7500	4/15/2043	31,583
275,000	BP Capital Markets PLC			1.6740	2/13/2018	275,319
115,000	BP Capital Markets PLC			3.0620	3/17/2022	115,266
600,000	Chevron Corp.			1.3650	3/2/2018	600,543
200,000	CNPC General Capital Ltd. (c,d)			1.2093	5/14/2017	199,108
55,000	ConocoPhillips Co.			6.5000	2/1/2039	66,533
370,000	ConocoPhillips Co.			1.0500	12/15/2017	367,039
300,000	Delek & Avner Tamar Bond Ltd. (c)			3.8390	12/30/2018	301,500
400,000	Delek & Avner Tamar Bond Ltd. (c)			4.4350	12/30/2020	404,174
150,000	Devon Energy Corp.			6.3000	1/15/2019	167,924
100,000	Ecopetrol SA			7.3750	9/18/2043	91,500
250,000	Ecopetrol SA			5.8750	5/28/2045	191,650
20,000	Energy XXI Gulf Coast, Inc.			9.2500	12/15/2017	4,500
15,000	Energy XXI Gulf Coast, Inc.			7.5000	12/15/2021	1,950
254,000	Energy XXI Gulf Coast, Inc. (c)			11.0000	3/15/2020	119,380
20,000	EP Energy LLC / Everest Acquisition Finance Inc			9.3750	5/1/2020	17,200
25,000	EPL Oil & Gas, Inc.			8.2500	2/15/2018	6,125
40,000	Memorial Production Partners LP / Memorial Production Finance Corp.			6.8750	8/1/2022	24,400
250,000	Pacific Exploration and Production Corp (c)			5.1250	3/28/2023	86,250
200,000	Pacific Exploration and Production Corp (c)			5.3750	1/26/2019	74,000
150,000	Pacific Exploration and Production Corp			5.1250	3/28/2023	51,750
300,000	Petroleos Mexicanos			5.5000	1/21/2021	315,435
50,000	Petroleos Mexicanos (d)			2.3405	7/18/2018	49,549
260,000	Petroleos Mexicanos (c)			5.6250	1/23/2046	211,601
75,000	Phillips 66			5.8750	5/1/2042	81,179
425,000	Phillips 66			2.9500	5/1/2017	434,793
5,000	Phillips 66			4.8750	11/15/2044	4,785
185,820	Ras Laffan Liquefied Natural Gas Co. Ltd. II			5.2980	9/30/2020	198,548
10,000	Sanchez Energy Corp.			6.1250	1/15/2023	6,700
760,000	SandRidge Energy Inc. (c)			8.7500	6/1/2020	460,750
15,000	Seven Generations Energy Ltd (c)			8.2500	5/15/2020	14,100
40,000	Triangle USA Petroleum Corp. (c)			6.7500	7/15/2022	16,800
45,000	Ultra Petroleum Corp. (c)			5.7500	12/15/2018	32,400
						5,024,334
	OTHER ABS - 9.8%
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)			1.7436	7/28/2026	741,572
800,000	Apidos CDO V 2007-5A B (c,d)			0.9888	4/15/2021	764,598
1,365,000	Apidos CLO XVI 2013-16A A1 (c,d)			1.7370	1/19/2025	1,356,555
250,000	Apidos CLO XVIII 2014-18A C (c,d)			3.9450	7/22/2026	237,847
250,000	Apidos CLO XVIII 2014-18A D (c,d)			5.4950	7/22/2026	219,141
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd (c,d)			5.1830	9/15/2025	621,875
606,522	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)			0.5085	4/16/2021	599,014
272,778	Ares XII CLO Ltd. 2007-12A A (c,d)			0.9591	11/25/2020	270,141
817,574	Ares XXX CLO Ltd. 2014-30A A2 (c,d)			1.1370	4/20/2023	811,613
681,073	Atrium V 5A A2A (c,d)			0.5529	7/20/2020	677,225
880,829	Babson CLO, Inc. 2007- 1A A2A (c,d)			0.5020	1/18/2021	875,895
160,151	Babson CLO, Inc. 2007- 1X A2A (c,d)				1/18/2021	159,254
250,000	Babson CLO Ltd. 2013-IA A (c,d)			1.3870	4/20/2025	246,655
250,000	Baker Street Funding CLO 2005-1A B (c,d)			0.7872	12/15/2018	246,537
250,000	Birchwood Park CLO Ltd. 2014-1A C2 (c,d)			3.4388	7/15/2026	250,161
491,770	BlackRock Senior Income Series IV 2006-4A A (c,d)			0.5270	4/20/2019	489,095
352,538	Blue Elephant Loan Trust 2015-1 A (c)			3.1200	12/15/2022	352,566
700,000	Blue Elephant Loan Trust 2015-1 B (c)			5.5600	12/15/2022	705,310
1,000,000	BlueMountain CLO Ltd. 2014-3A A1 (c,d)			1.7688	10/15/2026	995,529
500,000	BlueMountain CLO Ltd. 2014-4A B1 (c,d)			2.7244	11/30/2026	501,288
3,500,000	BlueMountain CLO 2015-3 Ltd. (c,d)			1.8129	10/20/2027	3,501,662
105,412	Bluemountain CLO III Ltd. 2007-SA A1B (c,d)			0.5843	3/17/2021	104,263
521,291	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)			0.5541	10/23/2021	511,190
250,000	Canyon Capital CLO 2012-1A C (c,d)			3.0888	1/15/2024	240,249
291,382	Carlyle High Yield Partners IX Ltd. 2006-9A A1 (c,d)			0.5760	8/1/2021	288,768
179,096	Carlyle High Yield Partners VIII Ltd. 2006-8A A2A (c,d)			0.5734	5/21/2021	177,663
1,192,225	Carlyle High Yield Partners X Ltd. (c,d)			0.5120	4/19/2022	1,154,909
1,000,000	Catarmaran CLO Ltd. 2015-1A A (c,d)			1.8450	4/22/2027	994,403
250,000	Cent CDO 10 Ltd. 2015-10 D (c,d)			2.0872	12/15/2017	245,845
322,249	CENT CDO XI Ltd. 2006-11A A1 (c,d)			0.5551	4/25/2019	316,665
33,960	CIFC Funding 2007-I Ltd. 2007-1A A1L (c,d)			0.5714	5/10/2021	33,540
861,932	Citi Held For Asset Issuance 2015-PM1			1.8500	12/15/2021	861,969
2,652,053	Citicorp Residential Mortgage Trust Series 2007-2 (f)			5.5026	6/25/2037	2,760,304
1,325,670	Citigroup Mortgage Loan Trust 2007-WFHE2 (d)			0.3739	3/25/2037	1,297,291
500,000	ColumbusNova CLO Ltd. 2006-IA D (c,d)			1.8370	7/18/2018	490,544
742,296	ColumbusNova CLO Ltd. 2007-1A A1 (c,d)			0.5705	5/16/2019	738,748
845,240	Consumer Credit Origination Loan Trust 2015-1 A (c)			2.8200	3/15/2021	850,970
2,000,000	Consumer Credit Origination Loan Trust 2015-1 B (c)			5.2100	3/15/2021	2,043,118
170,786	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)			4.4685	4/25/2036	173,190
250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)			3.4870	1/20/2027	245,320
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)			3.8370	1/20/2027	231,718
500,000	Dryden XVI-Leveraged Loan CDO 2006-16A A2 (c,d)			0.6670	10/20/2020	493,725
17,675	Duane Street CLO III Ltd. 2006-3A A1 (c,d)			0.5706	1/11/2021	17,671
650,389	Eaton Vance CDO VIII Ltd. 2006-8A A (c,d)			0.5705	8/15/2022	639,638
1,000,000	Eaton Vance CDO VIII Ltd. 2006-8A B (c,d)			0.9705	8/15/2022	955,348
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)			3.0388	7/15/2025	244,125
973,308	Flagship CLO V (c,d)			0.5751	9/20/2019	965,163
250,000	Flatiron CLO Ltd. 2014-1A B (c,d)			3.5885	7/17/2026	228,534
74,985	Fore CLO Ltd (c,d)			0.5320	7/20/2019	74,964
239,811	Four Corners CLO III Ltd. 2006-3A A (c,d)			0.5450	7/22/2020	238,133
84,910	Franklin CLO V Ltd. 5A A2 (c,d)			0.5972	6/15/2018	84,662
600,000	Galaxy XI CLO Ltd (c,d)			1.6229	8/20/2022	599,380
303,065	Golden Knight CDO Ltd/Golden Knight CDO Corp (c,d)			0.5605	4/15/2019	302,073
750,000	Goldentree Loan Opportunities X Ltd. (c,d)			1.3179	7/20/2027	750,011
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)			3.0001	8/1/2025	237,269
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)			4.1001	8/1/2025	231,789
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)			1.8170	4/18/2026	296,521
949,998	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A2 (d)			0.3039	11/25/2036	931,658
144,838	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)			0.3039	5/25/2037	142,278
157,660	KKR Financial CLO 2007-1A A (c,d)			0.6705	5/15/2021	156,367
500,000	LCM VI Ltd. 6A C (c,d)			1.1252	5/28/2019	490,756
365,280	LCM VI Ltd (c,d)			1.4858	7/14/2022	363,615
250,000	LCM XII LP 12A A (c,d)			3.8990	10/19/2022	245,817
250,000	LCM XV 15A A (c,d)			3.4291	8/25/2024	248,029
500,000	LCM XVI LP 16A A (c,d)			1.7888	7/15/2026	498,024
103,666	LightPoint CLO V (c,d)			0.5614	8/5/2019	103,576
1,000,000	Madison Park Funding X Ltd (c,d)			1.6570	1/20/2025	994,917
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)			3.6370	1/19/2025	236,279
750,000	Madison Park Funding XVIII Ltd (c,d)			1.3114	10/21/2026	750,130
54,703	Mountain Captial Clo VI Ltd. 2007-6A A (c,d)			0.5301	4/25/2019	54,520
408,392	Mountain View CLO II Ltd. 2006-2A A1 (c,d)			0.5706	1/12/2021	404,783
101,632	MT Wilson Clo II Ltd. 2007-2A A1 (c,d)			0.5506	7/11/2020	101,618
157,289	Nautique Funding Ltd. 2006-1A A1A (c,d)			0.5388	4/15/2020	155,808
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)			1.4490	6/2/2025	245,307
536,004	NYLIM Flatiron CLO 2006-1A A1 Ltd. (c,d)			0.5514	8/8/2020	532,349
250,000	OCP CLO Ltd. 2012-2A A2 (c,d)			1.8091	11/22/2023	248,930
255,612	Octagon Investment Patners IX ltd. 2006-1A A1 (c,d)			0.5341	4/23/2020	255,485
184,088	OHA Intrepid Leveraged Loan Fund Ltd. 2011-1AR AR (c,d)			1.1951	4/20/2021	184,080
362,434	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)			1.6529	11/4/2038	347,937
183,554	Pacifica CDO VI Corp. 2006-6A A1A (c,d)			0.5605	8/15/2021	182,247
545,241	Prospect Park CDO Ltd. 2006-1A A (c,d)			0.5388	7/15/2020	542,642
608,906	RAMP Series 2006-RS4 A3 Trust (d)			0.3639	7/25/2036	591,270
63,952	RASC Series 2007-KS2 AI2 Trust (d)			0.3139	2/25/2037	63,519
530,421	Saturn CLO Ltd. 2007-1A A1 (c,d)			0.5394	5/13/2022	526,288
250,000	Sierra CLO II Ltd. 2006-2A A2L (c,d)			0.7250	1/22/2021	247,923
101,300	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)			5.0000	3/25/2035	101,590
250,000	Symphony CLO XI Ltd. 2013-11A C (c,d)			3.4385	1/17/2025	247,927
250,000	Symphony CLO XV Ltd. 2014-15A X (c,d)			1.2885	10/17/2026	250,028
133,161	Venture V CDO Ltd/ 2005-1A A2 (c,d)			0.7791	11/22/2018	133,133
250,000	Venture XVII CLO Ltd. 2014-17A A (c,d)			1.7688	7/15/2026	248,265
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)			2.3888	7/15/2026	245,830
840,721	Wasatch Ltd. 06-1A Cl A1B (c,d)			0.5493	11/14/2022	822,028
500,000	Washington Mill CLO Ltd. 2014-1A A1 (c,d)			1.7870	4/20/2026	495,764
323,086	Westwood CDO I Ltd. 2006-X A1 (d)			0.5655	3/25/2021	318,999
265,557	Westwood CDO II Ltd. 2007-2A A1 (c,d)			0.5151	4/25/2022	260,509
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)			1.7951	7/25/2026	246,988
						47,960,419
	PACKAGING & CONTAINERS - 0.1%
30,000	Berry Plastics Corp.			5.5000	5/15/2022	29,175
65,000	Plastipak Holdings, Inc. (c)			6.5000	10/1/2021	62,075
125,000	Reynolds Group Issuer, Inc.			8.2500	2/15/2021	124,688
						215,938
	PHARMACEUTICALS - 0.5%
415,000	AbbVie, Inc.			1.8000	5/14/2018	413,848
89,000	AbbVie, Inc.			4.7000	5/14/2045	86,351
250,000	Actavis Funding SCS			2.3500	3/12/2018	250,995
70,000	Baxalta, Inc. (c)			5.2500	6/23/2045	70,654
510,000	Cardinal Health, Inc.			1.9500	6/15/2018	510,549
425,000	Express Scripts Holding Co.			2.6500	2/15/2017	431,997
372,000	McKesson Corp.			1.2920	3/10/2017	371,295
20,000	Quintiles Transnational Corp. (c)			4.8750	5/15/2023	19,800
112,000	Teva Pharmaceutical Finance Co. BV			2.9500	12/18/2022	107,266
						2,262,755
	PIPELINES - 0.3%
145,000	Energy Transfer Partners LP			4.7500	1/15/2026	134,237
90,000	Enterprise Products Operating LLC			3.7000	2/15/2026	85,045
20,000	Gibson Energy, Inc. (c)			6.7500	7/15/2021	19,225
335,000	Kinder Morgan Energy Partners LP			6.0000	2/1/2017	350,439
145,000	Kinder Morgan Energy Partners LP			6.9500	1/15/2038	143,683
245,000	ONEOK Partners LP			3.2500	2/1/2016	246,092
45,000	Tesoro Logistics LP (c)			6.2500	10/15/2022	43,875
300,000	Transportadora de Gas Internacional SA ESP (c)			5.7000	3/20/2022	301,500
						1,324,096
	POWER GENERATION - 0.1%
200,000	AES Andres/Itabo Dominic			9.5000	11/12/2020	205,000
400,000	Colbun SA			6.0000	1/21/2020	439,634
						644,634
	REITS - 0.2%
130,000	Boston Properties LP			4.1250	5/15/2021	138,459
320,000	ERP Operating LP			5.7500	6/15/2017	342,575
350,000	Simon Property Group LP			2.1500	9/15/2017	354,989
100,000	Simon Property Group LP			4.1250	12/1/2021	106,994
						943,017
	RETAIL - 0.4%
10,000	Asbury Automotive Group, Inc.			6.0000	12/15/2024	10,350
5,000	Dollar Tree, Inc.			5.7500	3/1/2023	5,187
300,000	Grupo Elektra SAB DE CV			7.2500	8/6/2018	285,000
60,000	Home Depot, Inc./The			3.3500	9/15/2025	61,102
650,000	Hutchinson Whampoa International 12 II Ltd.			6.0000	Perpetual	675,954
20,000	Rite Aid Corp. (c)			6.1250	4/1/2023	19,850
25,000	Sally Holdings LLC / Sally Capital, Inc.			5.7500	6/1/2022	26,062
225,000	Walgreens Boots Alliance, Inc.			4.8000	11/18/2044	215,689
415,000	Walgreens Boots Alliance, Inc.			1.7500	11/17/2017	416,538
450,000	Wal-Mart Stores, Inc.			1.1250	4/11/2018	449,656
						2,165,388
	SOFTWARE - 0.1%
20,000	Activision Blizzard, Inc. (c)			5.6250	9/15/2021	21,050
20,000	Audatex North America, Inc. (c)			6.0000	6/15/2021	20,040
30,000	Ensemble S Merger Sub, Inc. (c)			9.0000	9/30/2023	29,025
65,000	Infor US, Inc. (c)			6.5000	5/15/2022	59,638
260,000	Oracle Corp.			2.3750	1/15/2019	265,013
175,000	Oracle Corp.			2.2500	10/8/2019	177,018
						571,784
	STUDENT LOAN ABS - 0.2%
1,171,761	Access Group Inc. 2007-A B (d)			0.8320	2/25/2037	993,594

	TELECOMMUNICATIONS - 0.6%
460,000	AT&T, Inc.			1.7000	6/1/2017	461,724
100,000	AT&T, Inc.			3.4000	5/15/2025	95,450
650,000	British Telecommunications PLC			5.9500	1/15/2018	712,371
420,000	Cisco Systems, Inc.			1.6500	6/15/2018	423,060
25,000	CommScope, Inc. (c)			5.0000	6/15/2021	24,437
200,000	Digicel Limited			7.1250	4/1/2022	172,500
400,000	Digicel Limited			7.0000	2/15/2020	395,000
10,000	Frontier Communications Corp. (c)			10.5000	9/15/2022	9,750
25,000	Intelsat Luxembourg SA			5.5000	8/1/2023	20,625
40,000	Level 3 Communications, Inc.			5.7500	12/1/2022	39,250
200,000	Sixsigma Networks Mexico SA de CV (c)			8.2500	11/7/2021	187,750
400,000	Telefonica Celular del Paraguay S.A.			6.7500	12/13/2022	386,000
225,000	Verizon Communications, Inc.			4.4000	11/1/2034	209,353
						3,137,270
	TRANSPORTATION - 0.1%
25,000	Air Medical Merger Sub Corp. (c)			6.3750	5/15/2023	22,813
120,000	Burlington Northern Santa Fe LLC			4.5500	9/1/2044	117,701
135,000	FedEx Corp.			4.1000	2/1/2045	122,285
200,000	Transportadora de Gas Intl.			5.7000	3/20/2022	201,000
						463,799
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
305,423	Fannie Mae Pool AL4292 (e)			4.5000	4/1/2026	327,974
971,909	Fannie Mae Pool AS4281 (e)			3.0000	1/1/2035	1,004,837
1,704,565	Fannie Mae Pool AS4360 (e)			3.0000	1/1/2035	1,768,085
975,626	Fannie Mae Pool AS4645 (e)			3.0000	3/1/2045	989,742
148,862	Fannie Mae Pool MA1050 (e)			4.5000	3/1/2042	157,290
1,435,556	Freddie Mac Gold Pool			3.0000	1/1/2045	1,451,716
1,965,856	Freddie Mac Gold Pool G08622 (e)			3.5000	4/1/2045	2,048,895
338,086	Freddie Mac Gold Pool N70081 (e)			5.5000	7/1/2038	380,602
						8,129,141
	U.S. GOVERNMENT OBLIGATIONS - 5.0%
1,774,300	United States Treasury Note			0.1250	4/15/2019	1,768,248
300,000	United States Treasury Note			0.2500	11/30/2015	300,086
60,000	United States Treasury Note			0.3750	3/31/2016	60,075
320,000	United States Treasury Note			0.3750	3/31/2016	330,412
800,000	United States Treasury Note			0.2500	12/31/2015	800,261
1,940,000	United States Treasury Note			0.7500	2/28/2018	1,938,611
1,360,000	United States Treasury Note			0.7500	4/15/2018	1,358,034
1,900,000	United States Treasury Note			0.8750	5/15/2017	1,909,648
1,750,000	United States Treasury Note			0.8750	1/15/2018	1,754,694
1,950,000	United States Treasury Note			1.0000	9/15/2017	1,963,736
1,410,000	United States Treasury Note			1.7500	2/28/2022	1,414,516
1,380,000	United States Treasury Note			1.7500	3/31/2022	1,383,414
730,000	United States Treasury Note			1.7500	5/15/2023	723,783
1,400,000	United States Treasury Note			2.0000	8/31/2021	1,431,100
1,350,000	United States Treasury Note			2.2500	3/31/2021	1,401,574
1,270,000	United States Treasury Note			2.2500	11/15/2024	1,293,746
780,000	United States Treasury Note			2.7500	11/15/2042	759,403
1,800,000	United States Treasury Note			3.1250	1/31/2017	1,863,117
1,250,000	United States Treasury Note			3.2500	3/31/2017	1,301,205
470,000	United States Treasury Note			3.6250	2/15/2044	540,488
						24,296,151
	TOTAL BONDS & NOTES (Cost - $332,807,350)					329,764,512

	SHORT-TERM INVESTMENTS - 12.9%
	U.S. TREASURY BILLS - 12.9%
13,000,000	United States Treasury Bill+ (a)			0.0675	11/12/2015	12,998,976
7,000,000	United States Treasury Bill+ (a)			0.1350	2/4/2016	6,996,691
15,000,000	United States Treasury Bill+ (a)			0.1950	4/28/2016	14,982,931
28,000,000	United States Treasury Bill+ (a)			0.3024	7/21/2016	27,929,406
	TOTAL SHORT-TERM INVESTMENTS (Cost - $62,908,004)					62,908,004

	TOTAL INVESTMENTS - 88.6% (Cost - $424,151,160) (h)					$ 433,476,029
	OTHER ASSETS LESS LIABILITIES - NET - 11.4%					55,734,187
	TOTAL NET ASSETS - 100.0%					$ 489,210,216

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
*	Non-Income bearing.
^	Represents a percentage less than 0.05%
**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.
+	Held as collateral for the swap contract.
(a)	All or a portion of these investments is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at September 30, 2015.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $81,531,900 or 16.7% of net assets.

(d)	Variable rate security; the rate shown represents the rate at September 30, 2015.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2015.
(g)	Security in default.
(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $434,064,752 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:	$ 7,720,942
					Unrealized Depreciation:	(8,309,665)
					Net Unrealized Depreciation:	$ (588,723)

	OPEN TOTAL RETURN SWAP CONTRACTS (a)
		Notional		Termination		Unrealized
	Reference Entity	Amount	Interest Rate	Date	Counterparty	Depreciation
	Barclays Bank PLC SWAP	$ 67,836,554	LIBOR + 1.20%	11/9/2016	Barclays Bank, Plc	(964,684)

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

AFES gains exposure to the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”).FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”). Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. AFES may redeem its shares in FEL on a biweekly basis.

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at September 30, 2015, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at September 30, 2015 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 16,194,220	$ -	$ 16,194,220
Structured Note	-	24,609,293	-	24,609,293
Bonds & Notes	-	329,764,512	-	329,764,512
U.S. Treasury Bills	62,908,004	-	-	62,908,004
Total Investments	$ 62,908,004	$ 370,568,025	$ -	$ 433,476,029
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swaps	$ -	$ (964,684)	$ -	$ (964,684)
Total Liabilities	$ -	$ (964,684)	$ -	$ (964,684)

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at September 30, 2015	% of Total Net Assets at September 30, 2015

AFES	October 31, 2011	$ 117,180,049	23.95%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/25/2015